1. Summary of Significant Accounting Policies and Use of Estimates: Liquidity Text Block (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Shares Issued for Services, Value		$ 4,069,484		$ 2,721,150	$ 8,167,250
Proceeds Received from Private Placement Memorandum		$ 356,100	$ 0	$ 197,730	$ 0	$ 553,830
Consultant
Shares Issued for Services, Value	$ 771,236